NON-CONTROLLING INTEREST	12 Months Ended
Jun. 30, 2021
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

NOTE 22. NON-CONTROLLING INTEREST

Non-controlling interest consisted of the following:

	As of June 30, 2020
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	Total	Total
	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,755,000	¥—	¥6,606,000	$934,406
Unappropriated retained earnings	3,477,493	3,616,002	(2,100,871)	(953,395)	4,039,229	571,342
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	(30,703)	(4,343)
Total non-controlling interests	¥5,109,643	¥3,804,149	¥2,654,129	¥(953,395)	¥10,614,526	$1,501,405

	As of June 30, 2021
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$1,030,683
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(50,000,000)	(50,000,000)	(7,742,510)
Unappropriated retained earnings	3,477,493	3,616,002	(4,106,883)	(1,442,443)	(539,034)	1,005,135	155,645
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,754)
Noncontrolling interest recognized upon business acquisiton	—	—	—	—	34,790,000	34,790,000	5,387,238
Total non-controlling interests	¥5,109,643	¥3,804,149	¥698,117	¥(1,442,443)	(15,749,034)	¥(7,579,568)	$(1,173,698)

The Company received capital contribution from non-controlling shareholders of Gan Su BHD amounted to ¥850,000, ¥405,000 and ¥50,000 ($7,743) during the years ended June 30, 2019, 2020 and 2021, respectively. The Company returned ¥200,000 paid in capital back to one of the individual shareholders of Qing Hai BHD during the year ended June 30, 2019. The Company had capital contribution receivable due from non-controlling Interest of FGS amounted to ¥50,000,000 ($7,742,510) as of June 30, 2021.